Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	15 Months Ended	17 Months Ended	18 Months Ended	20 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	27 Months Ended	29 Months Ended	30 Months Ended	32 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended	39 Months Ended	41 Months Ended	42 Months Ended	44 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	50 Months Ended	51 Months Ended	53 Months Ended	54 Months Ended	56 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	63 Months Ended	65 Months Ended	66 Months Ended	68 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 02, 2020	Oct. 31, 2015	Apr. 30, 2020	Jan. 31, 2016	Jul. 31, 2020	Apr. 30, 2016	Oct. 31, 2020	Jul. 31, 2016	Jan. 31, 2021	Oct. 31, 2016	Apr. 30, 2021	Jan. 31, 2017	Jul. 31, 2021	Apr. 30, 2017	Oct. 31, 2021	Jul. 31, 2017	Jan. 31, 2022	Oct. 31, 2017	Apr. 30, 2022	Jan. 31, 2018	Jul. 31, 2022	Apr. 30, 2018	Oct. 31, 2022	Jul. 31, 2018	Jan. 31, 2023	Oct. 31, 2018	Apr. 30, 2023	Jan. 31, 2019	Jul. 31, 2023	Apr. 30, 2019	Oct. 31, 2023	Jul. 31, 2019	Jan. 31, 2024	Oct. 31, 2019	Apr. 30, 2024	Jan. 31, 2020	Jul. 31, 2024	Apr. 30, 2020	Oct. 31, 2024	Jul. 31, 2020	Jan. 31, 2025	Oct. 31, 2020	Apr. 30, 2025	Jan. 31, 2021	Jul. 31, 2025	Apr. 30, 2021	Oct. 31, 2025	Jul. 31, 2021	Oct. 31, 2021	Jan. 31, 2022	Apr. 30, 2022	Jul. 31, 2022	Oct. 31, 2022	Jan. 31, 2023	Apr. 30, 2023	Jul. 31, 2023	Oct. 31, 2023	Jan. 31, 2024	Apr. 30, 2024	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025
C000218238
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 8,874		$ 9,875		$ 9,900		$ 11,911		$ 13,446		$ 13,547		$ 14,003		$ 13,601		$ 12,878		$ 12,717		$ 12,155		$ 13,391		$ 13,256		$ 14,184		$ 12,869		$ 14,523		$ 15,557		$ 16,427		$ 16,418		$ 17,273		$ 16,875		$ 18,497		$ 20,605
C000116604
Account Value [Line Items]
Accumulated Value		$ 500,000		$ 466,619		$ 491,247		$ 512,797		$ 510,598		$ 550,376		$ 580,503		$ 606,133		$ 625,019		$ 672,695		$ 628,750		$ 643,238		$ 598,327		$ 596,662		$ 630,862		$ 632,967		$ 661,379		$ 682,743		$ 573,439		$ 637,514		$ 639,668		$ 770,013		$ 869,668		$ 876,203	$ 906,699	$ 881,326	$ 834,607	$ 824,802	$ 788,464	$ 869,094	$ 860,939	$ 921,520	$ 836,474	$ 944,405	$ 1,012,582	$ 1,069,495	$ 1,069,495	$ 1,125,573	$ 1,100,350	$ 1,206,917	$ 1,345,013
MSCI World Index Net
Account Value [Line Items]
Accumulated Value	10,000		9,314		10,502		10,485		12,205		13,536		14,185		14,724		14,222		13,060		12,885		12,003		13,162		13,475		14,622		13,261		15,399		15,952		17,303		17,727		18,695		17,891		20,023		21,630
MSCI World Index Net
Account Value [Line Items]
Accumulated Value		500,000		459,527		494,765		512,754		505,921		538,159		567,257		595,402		621,144		677,145		642,241		666,132		628,336		632,837		683,847		690,253		708,095		745,057		656,464		740,174		739,000		860,192		954,013		999,774	1,037,740	1,002,382	920,451	908,157	845,978	927,676	949,713	1,030,590	934,647	1,085,330	1,124,327	1,219,549	1,249,421	1,317,610	1,260,996	1,411,209	1,524,498
MSCI World Value Index Net
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 8,790		$ 9,331		$ 9,184		$ 10,827		$ 12,361		$ 12,624		$ 13,008		$ 13,170		$ 12,591		$ 12,251		$ 11,920		$ 13,050		$ 12,823		$ 13,462		$ 12,286		$ 13,940		$ 14,437		$ 15,470		$ 15,828		$ 16,196		$ 16,022		$ 17,190		$ 18,027
MSCI World Value Index Net
Account Value [Line Items]
Accumulated Value		$ 500,000		$ 458,125		$ 498,167		$ 511,419		$ 513,564		$ 553,181		$ 572,188		$ 598,242		$ 617,441		$ 666,508		$ 627,105		$ 640,197		$ 608,582		$ 611,321		$ 646,541		$ 642,694		$ 660,401		$ 674,030		$ 551,532		$ 585,435		$ 576,215		$ 679,334		$ 775,602		$ 792,104	$ 816,169	$ 826,308	$ 790,023	$ 768,680	$ 747,938	$ 818,819	$ 804,566	$ 844,655	$ 770,862	$ 874,622	$ 905,844	$ 970,657	$ 993,142	$ 1,016,205	$ 1,005,301	$ 1,078,582	$ 1,131,095